Financial debt (Details 3) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial debt [Abstract]
Begining Balance	$ 4,047,937
Changes that represent cash flows
Proceeds from borrowings	5,378,915	$ 2,320,500	$ 3,903,200
Principal payment on loans	4,246,100	2,670,474	$ 2,231,596
Changes that do not represent cash flows
Others	68,272
Ending Balance	$ 5,249,024	$ 4,047,937